NOTE 6. TAX INSTALLMENTS PAYABLE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 6. TAX INSTALLMENTS PAYABLE

NOTE 6. TAX INSTALLMENTS PAYABLE

In 2012, an installment plan was entered into by the Company and the tax authority in Brazil, pursuant to which the following taxes will be paid over time. As of December 31, 2012, the outstanding balance on the tax installments payable was $436,355.

Type of tax	Balance as of December 31, 2012

Cofins Payable - Tax on Service	$107,084
PIS Withheld Payable – Tax on Services	22,725
Social Contribution Payable – Social Security Tax	84,230
Income Tax Payable	222,316
Total	$436,355

The company’s plan to pay back the tax installments, along with interest and fines, for the next 5 years is as follows:

Year Ended
December 31	Principal	Fines	Interest	Total
2013	$87,271	$17,454	$4,763	$109,488
2014	87,271	17,454	4,763	109,488
2015	87,271	17,454	4,763	109,488
2016	87,271	17,454	4,763	109,488
2017	87,271	17,454	4,763	109,488
	$436,355	$87,270	$23,815	$547,440